MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 67.2%
Capital Markets - 0.5%
BGC Partners, Inc.	225,000	$1,176,750

Chemicals - 3.6%
Dow, Inc.	145,773	7,991,276

Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. - Class B (a)	25,199	7,780,695

Energy Equipment & Services - 6.3%
Schlumberger Ltd. - ADR (b)	202,576	9,946,482
Transocean Inc. (a) (b)	660,200	4,198,872
		14,145,354
Health Care Providers & Services - 10.2%
CVS Health Corporation	71,946	5,346,307
McKesson Corporation	27,208	9,687,408
UnitedHealth Group, Inc.	16,323	7,714,087
		22,747,802
Machinery - 1.7%
Wabtec Corporation	37,430	3,782,676

Marine - 3.4%
Kirby Corporation (a)	108,718	7,577,645

Metals & Mining - 5.0%
Franco-Nevada Corporation (b)	37,711	5,498,264
Royal Gold, Inc.	43,739	5,673,385
		11,171,649
Oil, Gas & Consumable Fuels - 8.3%
EQT Corporation	287,945	9,188,325
Occidental Petroleum Corporation	148,980	9,300,821
		18,489,146
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	85,301	5,912,212

Semiconductors & Semiconductor Equipment - 5.7%
Broadcom, Inc.	10,307	6,612,353
Microchip Technology, Inc.	72,059	6,037,103
		12,649,456
Software - 2.6%
Microsoft Corporation	20,097	5,793,965

Technology Hardware & Equipment - 3.6%
MasTec, Inc. (a)	84,152	7,947,315

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	35,700	5,886,930

Thrifts & Mortgage Finance - 3.0%
NMI Holdings, Inc. (a)	301,687	6,736,671

Trading Companies & Distributors - 4.6%
Rush Enterprises, Inc. - Class A	186,971	10,208,617
Total Common Stocks
(Cost $85,986,814)		149,998,159

EXCHANGE TRADED FUND - 3.0%
Alerian MLP
Total Exchange Traded Fund
(Cost $4,829,904)	174,245	6,734,569

SHORT-TERM INVESTMENT - 29.7%
First American Government Obligations Fund - Class X, 4.65% (c)
Total Short-Term Investment
(Cost $66,328,078)	66,328,078	66,328,078

TOTAL INVESTMENTS
(Cost $157,144,796) - 99.9%		223,060,806
Other Assets & Liabilities, Net - 0.1%		147,456
TOTAL NET ASSETS - 100.0%		$223,208,262

(a)	Non-income producing security.
(b)	Foreign company.
(c)	The rate shown is the annualized seven day effective yield as of March 31,2023.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$149,998,159	$-	$-	$149,998,159
Exchange Traded Funds	6,734,569	-	-	6,734,569
Short-Term Investment	66,328,078	-	-	66,328,078
Total Investments in Securities	$223,060,806	$-	$-	$223,060,806

Refer to the Schedule of Investments for further information on the classifications of investments.